TAXATION (Schedule of Reconciliation between Amount of Income Tax Expenses (Benefits) and Amount Computed by Applying Statutory Tax Rate to Income (Loss) before Income Taxes) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TAXATION
Loss from before income taxes	$ (43,490)	$ (207,085)	$ (39,790)
Income tax at applicable tax rate of 25%	(10,873)	(51,771)	(9,948)
Effect of international tax rate differences	(23)	(11)	(607)
Non-deductible expenses	15,249	47,147	9,375
Non-taxable investment (income) loss	505	(136)	(69)
Effect of tax holidays or preferential tax rates	636	10,443	618
Withholding tax		2,272	35,925
Research and development super-deduction	(724)	(1,808)	(2,530)
Changes in valuation allowance	841	(15,325)	8,194
Expiration of loss carry forwards	1,498	1,020	1,878
Expiration of unrecognized tax benefits due to applicable statute of limitations	(21,843)	(19,195)	(7,064)
Income Tax Expenses (Benefit) from Continuing Operations	$ (14,734)	$ (27,364)	$ 35,772